Loan Portfolio and Allowance for Credit Losses, Impact of Adoption in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	$ 46,032	$ 44,267
Commercial [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	2,596	3,135
Real Estate Mortgage - 1 to 4 Family [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	43,271	40,689
Installment [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	165	443
Pre-Adoption Balance [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		44,267
Pre-Adoption Balance [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		3,121
Pre-Adoption Balance [Member] | Commercial [Member] | Other [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		14
Pre-Adoption Balance [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		37,249
Pre-Adoption Balance [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		583
Pre-Adoption Balance [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		2,857
Pre-Adoption Balance [Member] | Installment [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		443
ASU 2016-13 [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	46,620	46,620
ASU 2016-13 [Member] | Commercial [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	2,149
ASU 2016-13 [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		2,021
ASU 2016-13 [Member] | Commercial [Member] | Other [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		128
ASU 2016-13 [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	44,406
ASU 2016-13 [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		38,952
ASU 2016-13 [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		845
ASU 2016-13 [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		4,609
ASU 2016-13 [Member] | Installment [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	65	65
ASU 2016-13 [Member] | Impact of Adoption [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	2,353	2,353
ASU 2016-13 [Member] | Impact of Adoption [Member] | Commercial [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	(986)
ASU 2016-13 [Member] | Impact of Adoption [Member] | Commercial [Member] | Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		(1,100)
ASU 2016-13 [Member] | Impact of Adoption [Member] | Commercial [Member] | Other [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		114
ASU 2016-13 [Member] | Impact of Adoption [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	3,717
ASU 2016-13 [Member] | Impact of Adoption [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		1,703
ASU 2016-13 [Member] | Impact of Adoption [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		262
ASU 2016-13 [Member] | Impact of Adoption [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses		1,752
ASU 2016-13 [Member] | Impact of Adoption [Member] | Installment [Member]
Financing Receivable Allowance For Credit Loss [Abstract]
Allowance for credit losses	$ (378)	$ (378)